Document And Entity Information	Sep. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	STONEBRIDGE ACQUISITION II CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 21, 2026
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-42871
Entity, Address, Address Line One	One World Trade Center
Entity, Address, Address Line Two	Suite 8500
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	314-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002043630
UnitsEachConsistingOfOneClassAOrdinaryShareParValue00001PerShareAndOneRightToAcquireOnetenthOfOneClassAOrdinaryShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one Right to acquire one-tenth of one Class A Ordinary Share
Trading Symbol	APACU
Security Exchange Name	NASDAQ
ClassAOrdinarySharesParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APAC
Security Exchange Name	NASDAQ
RightsEachRightToAcquireOnetenthOfOneClassAOrdinaryShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each Right to acquire one-tenth of one Class A Ordinary Share
Trading Symbol	APACR
Security Exchange Name	NASDAQ